RELATED PARTIES	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES

	US Dollars
Figures in millions	2021	2020	2019

Material related party transactions were as follows (not attributable):

Sales and services rendered to related parties
Associates	7	11	19
Joint ventures	—	8	7

Purchases and services acquired from related parties
Associates	14	20	12
Joint ventures	—	1	1

Outstanding balances arising from sale of goods and services due by related parties
Associates	7	11	19
Joint ventures	—	—	1
Amounts owed to/due by related parties above are unsecured and non-interest bearing.
Loans advanced to joint ventures and associates

Loans advanced to associates and joint ventures are included in the carrying value of investments in associates and joint ventures (note 17)
Executive contracts
All members of the Executive Management team have permanent employment contracts which entitle them to standard group benefits as defined by their specific region and participation in the Company’s Deferred Share Plan (DSP).

South African-based executives are paid a portion of their remuneration offshore, which is detailed under a separate contract. This reflects global roles and responsibilities and takes account of offshore business requirements.

The executive contracts are reviewed annually and currently continue to include a change in control provision. The change in control is subject to the following triggers:
•The acquisition of all or part of AngloGold Ashanti; or
•A number of shareholders holding less than thirty-five percent of the Company’s issued share capital consorting to gain a majority of the board and make management decisions; and
•The contracts of Executive Committee members are either terminated or their role and employment conditions are curtailed.

In the event of a change in control becoming effective, the executive management team will in certain circumstances be subject to both the notice period and the change in control contract terms. The notice period applied per category of executive and the change in control periods as at 31 December 2021 were as follows:

Executive Committee member	Notice Period	Change of control
Chief Executive Officer	12 months	12 months
Chief Financial Officer	6 months	6 months
Other Executive Management team members	6 months	6 months
The interests of directors, prescribed officers and their associates in the ordinary shares of the Company at 31 December, which individually did not exceed 1% of the Company’s issued ordinary share capital, were:

	31 December 2021 Beneficial holding		31 December 2020 Beneficial holding		31 December 2019 Beneficial holding
US Dollars	Direct	Indirect	Direct	Indirect	Direct	Indirect
Non-Executive directors
KOF Busia(1)	2,000
AM Ferguson(1)	5,000
MDC Richter(1)	10,300		9,300	—	9,300	—
AH Garner(1)	17,500		17,500	—	17,500	—
Total	34,800	—	26,800	—	26,800	—
Executive directors
A Calderon (1)(2)	4,690	—	—	—	—	—
KC Ramon	91,949	—	91,949	—	59,124	—
Total	96,639	—	91,949	—	59,124	—
Prescribed officers
SD Bailey(1)	12,867	—	8,609	—	1,190	—
GJ Ehm(2)	26,125	12,213	50,443	12,213	35,058	16,213
L Eybers(2)	28,466	—	28,466	—	18,164	—
S Ntuli	6,421	—	6,421	—	—	—
Total	73,879	12,213	93,939	12,213	54,412	16,213
Grand total	205,318	12,213	212,688	12,213	140,336	16,213
(1)Held on the New York stock exchange as American Depositary Shares (ADSs) (1 ADS is equivalent to 1 ordinary share)
(2)Held on the Australian securities exchange as CHESS Depositary Receipts (5 CDIs are equivalent to 1 ordinary share)

A register detailing Directors and Prescribed Officers’ interests in contracts is available for inspection at the Company’s registered and corporate office.

Subsequent to 31 December 2021

Changes in Directors' and Prescribed Officers' interests in AngloGold Ashanti shares, excluding options and awards granted in terms of the group's DSP scheme, after 31 December 2021 include:

	Date of transaction	Type of transaction	Number of shares	Direct/Indirect beneficial holding

Executive Directors
KC Ramon	7 March 2022	Off market exercise of vested share awards to retain 26,751 shares	50,000	Direct
	7 March 2022	On-market sale of shares to fund tax liability in relation to costs incurred in exercise of vested share awards	23,249	Direct

Prescribed officers
M Godoy	1 March 2022	Off market award of the first tranche of the sign-on bonus to retain 32,643 shares	48,309	Direct
	2 March 2022	On-market sale of shares to fund tax liability in relation to costs incurred with the sign-on awards	15,666	Direct

Directors and other key management personnel
Executive directors’ and prescribed officers’ remuneration
Key management remuneration includes directors and prescribed officers that held office in the current year. For disclosure of the remuneration of key management in the prior year, refer to the disclosure provided in the prior year annual financial statements.
The tables below illustrate the single total figure of remuneration and the total cash equivalent received reconciliation of Executive Directors and Prescribed Officers as prescribed by King IV. It comprises an overview of all the pay elements available to the executive management team for the year ended 31 December 2021.

The following are definitions of terminology used in the adoption of the reporting requirements under King IV.

Reflected
In respect of the DSP awards, remuneration is reflected when performance conditions have been met during the reporting period.

Settled
This refers to remuneration that has been included in prior reporting periods and has now become payable (but may not yet have been paid) to the executive in the current period.

Single total figure of remuneration	Base Salary		Pension scheme benefits	Cash in lieu of dividends	Other benefits(2)	Awards earned during the period reflected but not yet settled		Other Payments	Single total figure of remuneration
	ZAR denominated portion	USD/AUD denominated portion(1)				DSP awards(3)	Sign-on awards granted		2021		2020	2019
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000		ZAR '000	ZAR '000	USD '000(15)	USD '000(15)	USD '000(15)
Executive directors
A Calderon(4)	—	7,821	2,066	—	156	20,481	10,289	—	40,813	2,761	—	—
KC Ramon(5)	6,104	4,324	864	67	525	7,652	—	22,974	42,510	2,875	3,138	5,097
Total executive directors	6,104	12,145	2,930	67	681	28,133	10,289	22,974	83,323	5,636	3,138	5,097

Prescribed officers
SD Bailey	4,648	3,062	—	30	1,246	15,752	—	—	24,738	1,673	2,019	2,190
I Boninelli(6)	4,725	—	—	—	131	4,091	—	—	8,947	605	—	—
VA Chamberlain (7)	1,047	252	137	—	29	7,228	—	264	8,957	606	—	—
PD Chenard(8)	440	335	—	—	1,489	—	—	—	2,264	153	1,250	3,292
GJ Ehm(9)	—	10,392	291	54	1,548	6,359	—	—	18,644	1,261	2,673	4,742
L Eybers	—	10,760	291	52	1,578	21,189	—	—	33,870	2,291	2,686	4,659
MC Godoy(10)	—	1,882	141	—	358	4,782	35,072	—	42,235	2,857	—	—
I Kramer(11)	2,408	—	301	15	48	5,459	—	602	8,833	598	468	—
L Marwick(12)	4,706	1,828	629	13	271	13,735	—	—	21,182	1,433	1,241	—
S Ntuli(13)	5,415	3,567	756	36	2,239	5,358	—	17,599	34,970	2,365	2,322	2,565
TR Sibisi(14)	1,144	758	242	47	14	—	—	4,406	6,611	447	1,831	3,514
Total prescribed officers	24,533	32,836	2,788	247	8,951	83,953	35,072	22,871	211,251	14,289	14,490	20,962
(1)    Salary denominated in USD/AUD for global roles and responsibilities converted to ZAR on payment date.
(2)    Other benefits include health care, group personal accident cover, group life cover, funeral cover, accommodation allowance, pension allowance, airfare and surplus leave encashed. Surplus leave days accrued are automatically encashed unless work requirements allow for carry over.
(3)    The fair value of the DSP comprises a cash bonus and share awards for the year ended 31 December 2021. The cash bonus is payable in February 2022 and the share awards are allocated in February 2022. Shares vest over a 3 to 5-year period in equal tranches.
(4)    A Calderon was appointed as executive director and CEO with effect from 1 September 2021. All payments including salary, DSP awards, pension, and other benefits were pro-rated and aligned to the appointment period.
(5)    KC Ramon was appointed as Interim CEO from 1 September 2020 to 31 August 2021. Included in the DSP awards is the DSP cash bonus and share award for 2021 calculated on the CFO role for 4 months. Other payments reflect the acting allowance paid and the DSP cash bonus and share award for the acting period of 8 months calculated on the CEO percentage bonus opportunity.
(6)    I Boninelli was appointed as Executive Group Human Resources Consultant and prescribed officer effective 1 April 2021. All payments, including salary, DSP awards (cash bonus only) and other benefits, were pro-rated and aligned to the appointment period.
(7)    VA Chamberlain was appointed as Interim Chief Development Officer and prescribed officer effective 1 October 2021. All payments, including salary, pension and other benefits, were pro-rated and aligned to the appointment period. Included in the DSP awards is the DSP cash bonus and share award for the full year of 2021 (DSP awards were not pro-rated but were calculated based on his Senior Vice President (SVP) salary including 3 months acting allowance). Other payments reflect the acting allowance for the acting period from 1 October to 31 December 2021.
(8)    PD Chenard retired as EVP: Strategy and Corporate Development and prescribed officer with effect from 31 January 2021. All payments, including salary and other benefits, were pro-rated and aligned to retirement date.
(9)    GJ Ehm retired as EVP: Group Planning and Technical and prescribed officer with effect from 31 December 2021. All payments, including salary, pension, DSP awards (cash bonus only) and other benefits, were aligned to retirement date.
(10)    MC Godoy was appointed as Chief Technology Officer and prescribed officer effective 15 October 2021. All payments, including salary, DSP awards, pension, and other benefits, were pro-rated and aligned to the appointment period.
(11)    I Kramer was appointed as Interim CFO and prescribed officer from 1 September 2020 to 31 August 2021. All payments, including pension and other benefits, were pro-rated aligned to the acting period for 2021. Included in the DSP awards is the DSP cash bonus and share award for the full year of 2021 (DSP awards were not pro-rated but were calculated based on his normal SVP salary plus 8 months acting allowance on the SVP target bonus opportunity). Other payments reflect the acting allowance for the acting period from 1 January to 31 August 2021.
(12)    L Marwick’s 2021 earnings are for a full financial year as compared to 2020 earnings which were prorated as she was promoted and appointed as a prescribed officer effective 1 July 2020.
(13)    S Ntuli separated due to operational requirements effective 31 December 2021. All payments, including salary, pension, DSP awards (cash bonus only) and other benefits, were aligned to separation date. Other payments include separation payments.
(14)    TR Sibisi resigned as EVP: Group Human Resources and prescribed officer effective 1 April 2021. All payments, including salary, pension and other benefits, were pro-rated and aligned to 1 April 2021. Included in other payments is payment in lieu of unworked notice period from 1 April 2021 to 30 September 2021.
(15)    Convenience conversion to USD at the year-to-date average exchange rate of $1: R14.7842 (2020: $1:R16.4506; 2019: $1:R14.445).
Directors and other key management personnel CONTINUED

Total cash equivalent received reconciliation	Single total figure of remunera- tion	Awards earned during the period reflected but not yet settled		DSP 2020 cash portion settled	BSP, CIP, DSP and LTIP share awards settled			Sign-on cash settled			Sign-on shares settled			Total cash equivalent received reconciliation
		DSP awards(1)	Sign-on awards granted		Grant fair value(2)	Market movement since grant date(2)	Vesting fair value(2)	Grant fair value(2)	Currency move- ment since grant date(2)	Settlement fair value(2)	Grant fair value(2)	Market move- ment since grant date(2)	Vesting fair value(2)	2021		2020	2019
	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	ZAR '000	USD '000(3)	USD '000(3)	USD '000(3)
Executive directors
A Calderon	40,813	(20,481)	(10,289)	—	—	—	—	10,289	—	10,289	—	—	—	20,332	1,375	—	—
KC Ramon	42,510	(28,907)	—	11,479	7,751	1,596	9,347	—	—	—	—	—	—	34,429	2,329	4,278	3,057
Total executive directors	83,323	(49,388)	(10,289)	11,479	7,751	1,596	9,347	10,289	—	10,289	—	—	—	54,761	3,704	4,278	3,057

Prescribed officers
SD Bailey	24,738	(15,752)	—	6,793	3,892	504	4,396	—	—	—	—	—	—	20,175	1,365	1,508	1,041
I Boninelli	8,947	(4,091)	—	—	—	—	—	—	—	—	—	—	—	4,856	328	—	—
VA Chamberlain	8,957	(7,228)	—	—	2,099	425	2,524	—	—	—	—	—	—	4,253	288	—	—
PD Chenard	2,264	—	—	7,977	2,624	(151)	2,473	—	—	—	6,513	3,644	10,157	22,871	1,547	2,204	900
GJ Ehm	18,644	(6,359)	—	9,465	6,912	1,468	8,380	—	—	—	—	—	—	30,130	2,038	3,843	2,536
L Eybers	33,870	(21,189)	—	9,402	6,683	1,376	8,059	—	—	—	—	—	—	30,142	2,039	3,756	2,082
MC Godoy	42,235	(4,782)	(35,072)	—	—	—	—	4,583	—	4,583	—	—	—	6,964	471	—	—
I Kramer	8,833	(5,459)	—	2,434	1,772	340	2,112	—	—	—	—	—	—	7,920	536	98	—
L Marwick	21,182	(13,735)	—	4,760	1,543	262	1,805	—	—	—	—	—	—	14,012	948	231	—
S Ntuli	34,970	(5,358)	—	7,593	6,278	1,637	7,915	—	—	—	—	—	—	45,120	3,052	1,862	1,160
TR Sibisi	6,611	—	—	5,849	5,399	1,132	6,531	—	—	—	—	—	—	18,991	1,285	2,835	2,249
Total prescribed officers	211,251	(83,953)	(35,072)	54,273	37,202	6,993	44,195	4,583	—	4,583	6,513	3,644	10,157	205,434	13,897	16,337	9,968
Notes
(1)    The fair value of the DSP comprises of a cash bonus and share awards for the year ended 31 December 2021. The cash bonus is payable in February 2022 and the share awards are allocated in February 2022. Shares vest over a 3 to 5 year period in equal tranches.
(2)    Reflects the sum of all the grant fair value, the sum of all the share price movements since grant to vesting date and the sum of all the vesting fair value for the vested DSP 2019, DSP 2020 and vested sign-on share awards and difference in the currency movements for the vested sign-on cash settled award.
(3)    Convenience conversion to USD at the year-to-date average exchange rate of $1:R14.7842 (2020: $1:R16.4506; 2019: $1:R14.445).

KPM Dushnisky resigned effective 1 September 2020 and on 28 February 2021 was paid the balance of his 12-month notice period of $2.8m which included his DSP FY 2020 cash bonus (Single total figure of remuneration – 2020: $3.3m; 2019: $6.3m). Payment made in the current year is aligned to the standard terms and conditions of termination.

Details of the share incentive scheme awards are included below.

Sign-on share awards

	Balance at 1 January 2021	Granted	Vested deemed settled	Forfeited/ Lapsed	Balance at 31 December 2021	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2021(3)
						ZAR '000	ZAR '000	ZAR '000

Prescribed officers
PD Chenard	32,476	—	32,476	—	—	—	10,157	—
M Godoy	—	107,353	—	—	107,353	30,489	—	35,287
Total prescribed officers	32,476	107,353	32,476	—	107,353	30,489	10,157	35,287
Other management(4)	87,939	5,449	87,939	896	4,553	1,415	27,277	1,497
Total sign-on share awards	120,415	112,802	120,415	896	111,906	31,904	37,434	36,784
(1)    The fair value of granted awards represents the value of awards, calculated using a five business day volume weighted average share price prior to grant date. The share awards were granted on start date and will vest over a 2 to 3-year period in equal tranches in accordance with the JSE Listings Requirements.
(2)    Vested awards represents the value received on settlement date.
(3)    The fair value of unvested awards is calculated using the closing share price as at 31 December.
(4)    The awards for other management include awards for Mr KPM Dushnisky who stepped down as executive director in 2020.
Directors and other key management personnel CONTINUED
DSP awards

	Balance at 1 January 2021	Granted	Vested, deemed settled	Forfeited/ Lapsed	Balance at 31 December 2021	Fair value of granted awards(1)	Fair value of vested awards(2)	Fair value of unvested awards at 31 December 2021(3)
						ZAR '000	ZAR '000	ZAR '000

Executive directors
KC Ramon	134,421	79,541	30,475	—	183,487	24,576	9,347	60,312
Total executive directors	134,421	79,541	30,475	—	183,487	24,576	9,347	60,312

Prescribed officers
SD Bailey	52,433	51,929	14,325	—	90,037	16,045	4,396	29,595
VA Chamberlain(4)	19,889	15,498	8,228	—	27,159	4,788	2,524	8,927
PD Chenard	40,251	—	8,050	—	32,201	—	2,473	10,584
GJ Ehm	120,204	73,218	27,321	—	166,101	22,622	8,380	54,597
L Eybers	115,886	72,734	26,272	—	162,348	22,473	8,058	53,364
I Kramer	12,892	11,816	6,884	—	17,824	3,651	2,112	5,859
L Marwick	11,482	36,223	5,884	—	41,821	11,192	1,805	13,747
S Ntuli	62,114	58,047	25,226	—	94,935	17,935	7,915	31,205
TR Sibisi(5)	93,775	—	21,291	72,484	—	—	6,531	—
Total prescribed officers	528,926	319,465	143,481	72,484	632,426	98,706	44,194	207,878
Other management(6)	1,442,976	786,342	691,212	250,330	1,287,776	242,956	212,629	423,292
Total DSP awards	2,106,323	1,185,348	865,168	322,814	2,103,689	366,238	266,170	691,482
(1)    The fair value of granted awards represents the value of awards, calculated using a five-business day volume weighted average share price prior to grant date, 24 February 2021.
(2)    The fair value of vested awards represents the value deemed received on settlement date.
(3)    The fair value of unvested awards is calculated using the closing share price as at 31 December.
(4)    Opening balances were included as part of Other Management.
(5)    Share awards lapsed due to resignation.
(6)    The awards for other management include awards for Ms ME Sanz for 2020 and Mr KPM Dushnisky who stepped down as executive director in 2020.

Non-Executive Directors’ fees and allowances

The board received a 2% inflationary increase for 2021. This increase was based on the US inflation rate in 2021, in line with market practice. This is the first increase Non-Executive Directors have received since 2014.

The table below details the fees payable to Non-Executive Directors in accordance with the Company’s shareholder approved policy together with allowances paid in the year:

					Figures in thousands	Figures in thousands
	Director fees(1)	Committee fees	Travel allowance	Total	Total	Total
US Dollars	2021				2020	2019

M Ramos (Chairperson)	359,350	92,000	—	451,350	202	107
R Gasant (Lead independent director)	179,900	116,500	—	296,400	223	193
KOF Busia	139,300	93,500	7,500	240,300	103	—
AM Ferguson	139,300	103,000	12,500	254,800	197	217
AH Garner	139,300	53,500	8,750	201,550	174	196
N Magubane	139,300	38,500	—	177,800	171	—
MDC Richter	139,300	103,000	7,500	249,800	209	230
JE Tilk	139,300	130,500	8,750	278,550	206	231
Total fees for 2021	1,375,050	730,500	45,000	2,150,550	1,485	1,174
(1)    Includes the annual base fee paid to NEDs as well as fees paid for special board meetings.

Non-Executive Directors do not hold service contracts with the Company. Executive Directors do not receive payment of directors’ fees or committee fees.